Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,551,000 (comprised of (i) $2,512,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, and (ii) $1,039,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index).

Narrative - Max Aggregate Offering Price	$ 3,551,000